Loans - Additional Information (Detail) - Financial instruments purchased or originated credit-impaired [member] - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018	Jun. 23, 2017
Disclosure of detailed information about borrowings [line items]
Purchased credit-impaired loans resulting from the acquisition	$ 8	$ 20	$ 134
Fair value of purchased credit-impaired loans resulting from the acquisition	$ 6	$ 14	$ 105